5. STOCKHOLDERS' (DEFICIT)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS' (DEFICIT)

Note 5.  STOCKHOLDERS' (DEFICIT)

At inception, the Company issued 99,184,000 shares of its common stock for costs and services related to its organization aggregating $992, which approximates the fair market value of the costs and services provided.  Accordingly, the Company has recorded a charge to operations of $992 during the period ended December 31, 2009.

During August 2009 the Company entered into an agreement with two individuals for consulting services in exchange for the issuance of 2,000,000 shares of common stock.  The shares were valued at their fair market value of $100,000 and the value was charged to operations as general and administrative expenses.

In July 2010 the Company issued 11,242,666 shares of its common stock for consulting services at par value $0.00001.  The shares were valued at their fair market value of $112 and the value was charged to operations as general and administrative expenses.

In September 2011 the Company issued 30,000 shares of its common stock for consulting services at $0.05.  The shares were valued at their fair market value of $1,500 and the value was charged to operations as general and administrative expenses.

In February 2012, the Company issued 9,118,108 shares of its common stock for cash at $0.0055 per share (or $50,000).

In March 2012, the Company issued 2,022,014 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $11,121 and the value was charged to operations as professional fees.

In April 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 1,268,544 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $6,977 and the value was charged to operations as professional fees.  (See note 9)

In April 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 266,252 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $1,464 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 2,564,822 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $50,000 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 311,316 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $9,090 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, the Company issued 625,000 shares of its common stock upon the partial conversion of a convertible note payable.  The shares were valued at their conversion price of $0.01 per share (or $6,250).  Additionally, upon conversion the conversion feature liability of $15,238 was reclassified to additional paid-in capital.  (See Note 3)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 233,721 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $6,825 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 58,172 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $1,699 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 15,512 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $453 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 77,485 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $2,263 and the value was charged to operations as professional fees.  (See note 9)